CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss)	$ (1,943,628)	$ (108,971)	$ (833,136)	$ 122,486
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Stock based compensation	164,795	48,839	75,534	14,287
Depreciation and amortization	389,487	58,724	121,027	9,048
Provision (recovery) for accounts receivable allowances	8,988	34	(3,915)	574
Provision for inventory reserves	10,450	22,913	18,078	81,843
Reclassification out of Accumulated Other Comprehensive Income (Loss)			0	(360,734)
Changes in operating assets and liabilities:
Accounts receivable	(1,801,446)	(149,635)	735,776	(136,768)
Inventories	(1,454,910)	313,785	(1,078,181)	(92,269)
Prepaid expense and other current assets	(193,245)	(623,529)	(110,942)	(45,111)
Accounts payable and accrued expenses	1,084,228	32,970	704,896	(4,593)
Net cash provided by (used in) operating activities	(3,735,281)	(404,870)	(370,863)	(411,237)
Investing activities:
Purchases of plant and equipment	(32,303)	(45,314)	(177,066)	(25,165)
Other assets	(295,000)	0	(655,000)	0
Net cash provided by (used in) investing activities	(327,303)	(45,314)	(832,066)	(25,165)
Financing activities:
Proceeds from stock option exercise	249,389	19,425	102,620	0
Proceeds from private placement offering	0	3,421,001	3,437,001	0
Proceeds from private placement offering (net of issuance costs)	0	228,960	(16,000)	0
Proceeds from stock rights offering (net of issuance costs)			268,740	0
Issuance costs of stock rights offering			(39,780)	0
Net funds (to) from bank credit lines	2,141,799	(840,585)	(840,585)	522,267
Net cash provided by (used in) financing activities	2,391,188	2,828,801	2,911,996	522,267
Effect of exchange rate changes on cash			0	(3,621)
Net change in cash	(1,671,396)	2,378,617	1,709,067	82,244
Cash and cash equivalents at beginning of year	1,846,704	137,637	137,637	55,393
Cash and cash equivalents at end of year	175,308	2,516,254	1,846,704	137,637
Cash paid during the period for:
Cash paid during the period for: Interest	32,115	72,360	72,360	77,225
Cash paid during the period for: Income taxes	$ 3,312	$ 5,757	$ 7,363	$ 7,080